Shareholder remuneration system and earnings per share	6 Months Ended
Jun. 30, 2018
Shareholder remuneration system and earnings per share
Shareholder remuneration system and earnings per share

3.    Shareholder remuneration system and earnings per share

a)   Shareholder remuneration system

The cash remuneration paid by the Bank to its shareholders in the first six months of 2018 and 2017 was as follows:

	06-30-2018			06-30-2017
	% of par value	Euros per share	Amount (Millions of euros)	% of par value	Euros per share	Amount (Millions of euros)
Dividend paid out of profit	12.00%	0.0600	968	11.00%	0.0550	802
Dividend paid with a charge to reserves or share premium	12.00%	0.0600	968	11.00%	0.0550	802
Dividend in kind	—	—	—	—	—	—
Total remuneration paid	24.00%	0.1200	1,936	22.00%	0.1100	1,604

On June 30, the Group has registered in the equity the first interim dividend out of 2018 profit, amounting to EUR 0.065 per share, which total amount grows to EUR 1,049 million.

b)   Earnings per share from continuing and discontinued operations

i. Basic earnings per share

Basic earnings per share for the period are calculated by dividing the net profit attributable to the Group for the six-month period adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognized in equity and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.

Accordingly:

	06-30-2018	06-30-2017
Profit attributable to the Parent (millions of euros)	3,752	3,616
Remuneration of contingently convertible preference shares (millions of euros)	(266)	(178)
	3,486	3,438
Of which:
Profit or Loss from discontinued operations (non-controlling interest net) (millions of euros)	—	—
Profit or Loss from continuing operations (non-controlling interest and PPCC retributions net) (millions of euros)	3,486	3,438
Weighted average number of shares outstanding	16,129,055,793	14,823,034,696
Basic earnings per share (euros)	0.22	0.23
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.22	0.23

ii. Diluted earnings per share

Diluted earnings per share for the period are calculated by dividing the net profit attributable to the Group for the six-month period adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognized in equity and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).

Accordingly, diluted earnings per share were determined as follows:

	06-30-2018	06-30-2017
Profit attributable to the Parent (millions of euros)	3,752	3,616
Remuneration of contingently convertible preference shares (millions of euros)	(266)	(178)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—
	3,486	3,438
Of which:
Profit or Loss from discontinued operations (non-controlling interest net) (millions of euros)	—	—
Profit or Loss from continuing operations (non-controlling interest and PPCC retributions net) (millions of euros)	3,486	3,438
Weighted average number of shares outstanding	16,129,055,793	14,823,034,696
Dilutive effect of:
Options/shares rights	45,858,082	44,860,827
Adjusted number of shares	16,174,913,875	14,867,895,523
Diluted earnings per share (euros)	0.22	0.23
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.22	0.23

The capital increase operation described in note 11.a has an impact on the basic and diluted earnings per share of the previous year due to the alteration in the number of shares outstanding. For this reason, the information regarding the six-month period ended June 30, 2017 has been restated in accordance with the applicable regulations.